Basis of preparation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Basis of preparation [Line Items]
Total non-current assets	¥ 730,141	¥ 730,141	¥ 757,920
Total current assets	1,772,771	1,772,771	1,126,930
Total assets	2,502,912	2,502,912	1,884,850
Total non-current liabilities	7,270	7,270	0
Total current liabilities	806,395	806,395	550,037
Total liabilities	813,665	813,665	550,037
Revenue		1,499,025	1,169,348	¥ 853,295
Profit before tax		424,493	297,190	167,743
Net Profit	315,780	315,780	230,902	167,743
Affiliated entities [Member]
Disclosure of Basis of preparation [Line Items]
Total non-current assets	687,407	687,407	710,464
Total current assets	1,313,326	1,313,326	848,028
Total assets	2,000,733	2,000,733	1,558,492
Total non-current liabilities	7,270	7,270	0
Total current liabilities	635,670	635,670	396,238
Total liabilities	¥ 642,940	642,940	396,238
Revenue		1,087,054	1,110,470	853,247
Profit before tax		202,157	221,057	165,300
Net Profit		¥ 152,713	¥ 177,088	¥ 165,300